Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of Business

1. Description of Business

Benson Hill, Inc. and subsidiaries (collectively, the “Company”, “we”, “us”, or “our”) was founded in 2012 and incorporated in Delaware. We are a values-driven food technology company with a vision to build a healthier and happier world by unlocking nature’s genetic diversity with our food innovation engine. Our purpose is to catalyze and broadly empower innovation from plant to plate so great tasting, healthy, affordable, and sustainable food choices are available to everyone. We combine cutting-edge technology with an innovative business approach to bring product innovations to customers and consumers. Our CropOS® technology platform uniquely combines data science, plant science, and food science to create innovative food, ingredient, and feed products — starting with a better seed. We are headquartered in St. Louis, Missouri, where the majority of our research and development activities are managed, but supply fresh produce through packing, distribution, and growing locations in the southeastern states of the United States, and process dry peas in North Dakota.

Liquidity and Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”), assuming the Company will continue as a going concern. As of June 30, 2021, the Company had cash and cash equivalents of $12,992 and marketable securities of $29,634, term debt and notes payable of $28,863, an outstanding revolver balance of $2,970, and an accumulated deficit of $204,089. For the three and six months ended June 30, 2021, the Company incurred a net loss of $27,419 and $49,766, respectively. For the six months ended June 30, 2021, the Company had negative cash flows from operating activities of $47,257 and capital expenditures of $21,128. As a result of these conditions, there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are available to be issued.

The Company’s business prospects are subject to risks, expenses, and uncertainties frequently encountered by companies in the early stages of commercial operations. To date, the Company has been funded primarily by equity and debt financings, including the issuance of redeemable convertible preferred stock and term debt, as well as the use of a revolving line of credit, which was extended to September of 2021. Certain of these debt financings require the Company’s wholly owned subsidiary, Dakota Dry Bean (“DDB”, “Dakota Ingredients”, or “DI”), to comply with financial covenants that will likely require financial support from Benson Hill, the Parent Company, to remain in compliance with the financial covenants in 2021 and 2022 (see Note 11 — Debt). Further, these same debt financings require the Parent Company to maintain a minimum cash balance. If the Company breaches these covenants, the holder of the debt may declare all amounts immediately due and payable.

If the covenants are breached, the Company plans to attempt to secure a waiver of the covenants or an amendment that modifies the covenants but there are no assurances that the Company will be able to comply with its future covenants without such a waiver or that the Company will be successful in obtaining a waiver or an amendment during 2021.

The attainment of profitable operations is also dependent upon future events, including obtaining adequate financing to complete and commercialize the Company’s research and development activities, obtaining adequate grower relationships, building its customer base, successfully executing its business and marketing strategy, and hiring appropriate personnel.

On May 8, 2021, Benson Hill entered into a definitive business combination agreement between it and Star Peak Corp II (“Star Peak” or “STPC”). As a result of the proposed business combination, if successfully closed, Benson Hill will become a wholly owned subsidiary of Star Peak. Together with Star Peak’s cash resources, additional funding for the Company’s operations would be provided through a Private Investment in Public Equity (“PIPE”) offering to be completed concurrently with the merger. The completion of the merger would provide the Company a significant infusion of capital. See Note 3 — Merger with Star Peak Corp II for further information regarding the business combination.

1. Description of Business (continued)

In the event the business combination does not close, the Company may be required to obtain additional funding whether through future collaboration agreements, private or public equity offerings, debt issuances, or a combination thereof and such additional funding may not be available on terms the Company finds acceptable or favorable. There is inherent uncertainty associated with these fundraising activities and they are not considered probable.

Failure to generate sufficient revenues, achieve planned gross margins and operating profitability, control operating costs, maintain existing debt arrangements or secure additional funding may require the Company to modify, delay, or abandon some of its planned future expansion or development, or to otherwise enact operating cost reductions available to management, which could have a material adverse effect on the Company’s business, operating results, financial condition, and ability to achieve its intended business objectives. In addition to obtaining waivers for any potential debt covenant violations, the Company will need to obtain additional financing.

As the issuance of additional equity or debt is not entirely within the Company’s control, management cannot be certain they will be successful in obtaining additional financing on terms acceptable to the Company, or at all.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

1. Description of Business

Benson Hill, Inc. and subsidiaries (collectively, the Company, we, us, or our) was founded in 2012 and incorporated in Delaware. We are an agri-food innovator that combines data science and machine learning with biology and genetics to unlock nature’s genetic diversity in the development of healthier, great-tasting food and ingredients. We are headquartered in St. Louis, Missouri, where the majority of our research and development activities are managed, but supply fresh produce through packing, distribution, and growing locations in the southeastern states of the United States, and process dry peas in North Dakota.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”), assuming the Company will continue as a going concern. As of December 31, 2020, the Company had cash and cash equivalents of $9,743 and marketable securities of $100,334, term debt and notes payable of $29,810 and an accumulated deficit of $154,322. During the year ended December 31, 2020, the Company incurred a net loss of $67,159, had negative cash flows from operating activities of $52,678, and violated certain financial covenants under its term debt agreement, which were subsequently waived. As a result of these conditions, there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are available to be issued.

The Company’s business prospects are subject to risks, expenses, and uncertainties frequently encountered by companies in the early stages of commercial operations. To date, the Company has been funded primarily by equity and debt financings, including the issuance of redeemable convertible preferred stock and term debt, as well as the use of a revolving line of credit, which is subject to renewal in July of 2021. Certain of these debt financings require the Company’s wholly owned subsidiary, Dakota Dry Bean, to comply with financial covenants that will likely require financial support from Benson Hill, the Parent Company, to remain in compliance with the financial covenants during 2021 (see Note 12 — Debt). Further, these same debt financings require the Parent Company to maintain a minimum cash balance. If the Company breaches these covenants, the holder of the debt may declare all amounts immediately due and payable. If the covenants are breached, the Company plans to attempt to secure a waiver of the covenants or an amendment that modifies the covenants but there are no assurances that the Company will be able to comply with its future covenants without such a waiver or that the Company will be successful in obtaining a waiver or an amendment during 2021.

The attainment of profitable operations is also dependent upon future events, including obtaining adequate financing to complete and commercialize the Company’s research and development activities, obtaining adequate grower relationships, building its customer base, successfully executing its business and marketing strategy and hiring appropriate personnel.

Failure to generate sufficient revenues, achieve planned gross margins and operating profitability, control operating costs, maintain existing debt arrangements or secure additional funding may require the Company to modify, delay, or abandon some of its planned future expansion or development, or to otherwise enact operating cost reductions available to management, which could have a material adverse effect on the Company’s business, operating results, financial condition, and ability to achieve its intended business objectives.

Accordingly, in addition to obtaining waivers for any potential debt covenant violations, the Company will need to obtain additional financing. As the issuance of additional equity or debt is not entirely within the Company’s control, management cannot be certain they will be successful in obtaining additional financing on terms acceptable to the Company, or at all.

The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.